Financial instruments and related disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and related disclosures

44. Financial instruments and related disclosures
The objective of GSK’s Treasury activities is to minimise the net cost of financial operations and reduce its volatility to benefit earnings and cash flows. GSK uses a variety of financial instruments to finance its operations and derivative financial instruments to manage market risks from these operations. Derivatives principally comprise foreign exchange forward contracts and swaps which are used to swap borrowings and liquid assets into currencies required for Group purposes as well as interest rate swaps which are used to manage exposure to financial risks from changes in interest rates. These financial instruments reduce the uncertainty of foreign currency transactions and interest payments.
Derivatives are used exclusively for hedging purposes in relation to underlying business activities and not as trading or speculative instruments.
Capital management
GSK’s financial strategy supports the Group’s strategic priorities and is regularly reviewed by the Board. GSK manages the capital structure of the Group through an appropriate mix of debt and equity.
The capital structure of the Group consists of net debt of £15 billion (see Note 30, ‘Net debt’) and total equity, including items related to non-controlling interests, of £13 billion (see ‘Consolidated statement of changes in equity’ on page 160). Total capital, including that provided by non-controlling interests, is £28 billion.
The Group continues to manage its financial policies to a credit profile that particularly targets ratings of at least A2/A (Moody's/S&P), through the cycle. The Group’s long-term credit rating with Standard & Poor’s is A (stable outlook) and with Moody’s Investor Services (‘Moody’s’) is A2 (stable outlook). The Group’s short-term credit ratings are A-1 and P-1 with Standard & Poor’s and Moody’s respectively.
Liquidity risk management
GSK’s policy is to borrow centrally in order to meet anticipated funding requirements. The strategy is to diversify liquidity sources using a range of facilities and to maintain broad access to financial markets. Each day, GSK sweeps cash to or from a number of global subsidiaries and central Treasury accounts for liquidity management purposes. GSK utilises both physical and notional cash pool arrangements as appropriate by location and currency. For notional cash pools, liquidity is drawn against foreign currency balances to provide both local funding and central liquidity as required and with balances actively managed and maintained to appropriate levels. As balances in notional pooling arrangements are not settled across currencies, gross cash and overdraft balances are reported.
At 31 December 2023, GSK had £2.8 billion of borrowings repayable within one year and held £3.0 billion of cash and cash equivalents and liquid investments of which £2.2 billion was held centrally.
GSK has access to short-term finance under a $10 billion (£7.8 billion) US commercial paper programme; $850 million (£667 million) was in issue at 31 December 2023 (2022: $900 million (£748 million)). GSK has access to short-term finance under a £5 billion Euro commercial paper programme; €170 million (£148 million) was in issue at 31 December 2023 (2022: €500 million (£443 million)). GSK has a £1.6 billion three-year and a $2.2 billion (£1.7 billion) 364 day committed facility. These committed facilities were undrawn at 31 December 2023. GSK considers this level of committed facilities to be adequate, given current liquidity requirements.
GSK has a £20 billion Euro Medium Term Note programme and at 31 December 2023, £9.2 billion of notes were in issue under this programme. The Group also had $8.4 billion (£6.6 billion) of notes in issue at 31 December 2023 under a US shelf registration. GSK’s borrowings mature at dates between 2024 and 2045.
The put option owned by Pfizer in ViiV Healthcare is exercisable. In reviewing liquidity requirements GSK considers that sufficient financing options are available should the put option be exercised.
Market risk
Interest rate risk management
GSK’s objective is to minimise the effective net interest cost and to balance the mix of debt at fixed and floating rates over time.
The Group’s main interest rate risk arises from borrowings and investments with floating rates and refinancing of maturing fixed rate debt where any changes in interest rates will affect future cash flows or the fair values of financial instruments. The policy on interest rate risk management limits the net amount of floating rate debt to a specific cap, reviewed and agreed no less than annually by the Board.
The majority of debt is issued at fixed interest rates and changes in the floating rates of interest do not significantly affect the Group’s net interest charge. Short-term borrowings including bank facilities are exposed to the risk of future changes in market interest rates as are the majority of cash and liquid investments.
Foreign exchange risk management
The Group’s objective is to minimise the exposure of overseas operating subsidiaries to transaction risk by matching local currency income with local currency costs where possible. Foreign currency transaction exposures arising on external and internal trade flows are selectively hedged. GSK’s internal trading transactions are matched centrally and inter-company payment terms are managed to reduce foreign currency risk. Where possible, GSK manages the cash surpluses or borrowing requirements of subsidiary companies centrally using forward contracts to hedge future repayments back into the originating currency.
In order to reduce foreign currency translation exposure, the Group seeks to denominate borrowings in the currencies of our principal assets and cash flows. These are primarily denominated in US Dollars, Euros and Sterling. Borrowings can be swapped into other currencies as required.

Borrowings denominated in, or swapped into, foreign currencies that match investments in overseas Group assets may be treated as a hedge against the relevant assets. Forward contracts in major currencies are also used to reduce exposure to the Group’s investment in overseas assets (see ‘Net investment hedges’ section of this note for further details).
Credit risk
Credit risk is the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group and arises on cash and cash equivalents and favourable derivative financial instruments held with banks and financial institutions as well as credit exposures to wholesale and retail customers, including outstanding receivables.
The Group considers its maximum credit risk at 31 December 2023 to be £9,528 million (31 December 2022: £10,180 million) which is the total of the Group’s financial assets with the exception of ’Other investments’ (comprising equity investments) which bear equity risk rather than credit risk. See page 225 for details on the Group’s total financial assets. At 31 December 2023, GSK’s greatest concentration of credit risk was £1.2 billion with a wholesaler in the US (2022: £1.1 billion with a wholesaler in the US). See page 223 for further information on the Group’s credit risk exposure in respect of the three largest US wholesaler customers.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period in assessing the loss allowance for financial assets at amortised cost or at FVTOCI since the adoption of IFRS 9 at the start of the 2018 reporting period.
Treasury-related credit risk
GSK sets global counterparty limits for each of GSK’s banking and investment counterparties based on long-term credit ratings from Moody’s and Standard & Poor’s. Usage of these limits is actively monitored.
GSK actively manages its exposure to credit risk, reducing surplus cash balances wherever possible. This is part of GSK’s strategy to regionalise cash management and to concentrate cash centrally as much as possible. The table below sets out the credit exposure to counterparties by rating for liquid investments, cash and cash equivalents and derivatives.
The gross asset position on each derivative contract is considered for the purpose of this table, although, under ISDA agreements, the amount at risk is the net position with each counterparty. Table (e) on page 233 sets out the Group’s financial assets and liabilities on an offset basis.
At 31 December 2023, £44 million (2022: £60 million) of cash is categorised as held with unrated or sub-investment grade rated counterparties (lower than BBB-/Baa3). This exposure is concentrated in overseas banks used for local cash management or investment purposes, including: £18 million in Saudi Arabia with Saudi British Bank; £15 million with Halk Bank in the UK; £7 million in Nigeria held with United Bank for Africa, Zenith Bank, Access Bank and Stanbic IBTC Bank; £2 million in Brazil held with Banco Bradesco, Itau UniBanco, Banco Do Brasil and Caixa Economica Federal; and £1 million with Banco De La Produccion in Ecuador. Of the £55 million of bank balances and deposits held with BBB/Baa rated counterparties, £3.4 million was held with BBB-/Baa3 rated counterparties, including balances or deposits of £2.6 million with State Bank of India in India. These banks are used for local investment purposes.
GSK measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during 2023.
Credit ratings are assigned by Standard & Poor’s and Moody’s respectively. Where the opinions of the two rating agencies differ, GSK assigns the lower rating of the two to the counterparty. Where local rating agency or Fitch data is the only source available, the ratings are converted to global ratings equivalent to those of Standard & Poor’s or Moody’s using published conversion tables. These credit ratings form the basis of the assessment of the expected credit loss on Treasury-related balances held at amortised cost being bank balances and deposits and Government securities.

2023	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	28	1,815	55	44	1,942
US Treasury and Treasury repo only money market funds	155	–	–	–	–	155
Liquidity funds	839	–	–	–	–	839
Government securities	–	42	–	–	–	42
Third party financial derivatives	–	–	130	–	–	130
Total	994	70	1,945	55	44	3,108

2022	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	–	1,215	49	60	1,324
US Treasury and Treasury repo only money market funds	146	–	–	–	–	146
Liquidity funds	2,253	–	–	–	–	2,253
Government securities	–	67	–	–	–	67
Third party financial derivatives	–	–	188	–	–	188
Total	2,399	67	1,403	49	60	3,978
GSK’s centrally managed cash reserves amounted to £2.2 billion at 31 December 2023, all available within three months. This includes £2.0 billion of cash managed by the Group for ViiV Healthcare, a 78.3% owned subsidiary. The Group has invested centrally managed liquid assets in bank deposits, Aaa/AAA rated US Treasury and Treasury repo only money market funds and Aaa/AAA rated liquidity funds.
Wholesale and retail credit risk
Outside the US, no customer accounts for more than 5% of the Group’s trade receivables balance.
In the US, in line with other pharmaceutical companies, the Group sells its products through a small number of wholesalers in addition to hospitals, pharmacies, physicians and other groups. Sales to the three largest wholesalers amounted to approximately 79% (2022:79%) of the sales of the US Commercial Operations business in 2023.
At 31 December 2023, the Group had trade receivables due from these three wholesalers totalling £3,319 million or 56% of total trade receivables (2022: £3,001 million or 55%). The Group is exposed to a concentration of credit risk in respect of these wholesalers such that, if one or more of them encounters financial difficulty, it could materially and adversely affect the Group’s financial results.
This concentration of trade receivables is reflective of standard market practice in the US pharmaceuticals sector where a significant portion of sales are made to these three wholesalers, as disclosed in Note 6 'Turnover and segment information'. GSK’s assessment is that there is limited credit risk associated with these customers.
The Group’s credit risk monitoring activities relating to these wholesalers include a review of their quarterly financial information and Standard & Poor’s credit ratings, development of GSK internal risk ratings, and establishment and periodic review of credit limits.
All new customers are subject to a credit vetting process and existing customers will be subject to a review at least annually. The vetting process and subsequent reviews involve obtaining information including the customer’s status as a government or private sector entity, audited financial statements, credit bureau reports, debt rating agency (e.g. Moody’s, Standard & Poor’s) reports, payment performance history (from trade references, industry credit groups) and bank references.
Trade receivables consist of amounts due from a large number of customers, spread across diverse industries and geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, credit insurance is purchased or factoring arrangements put in place.
The amount of information obtained is proportional to the level of exposure being considered. The information is evaluated quantitatively (i.e. credit score) and qualitatively (i.e. judgement) in conjunction with the customer’s credit requirements to determine a credit limit.
Trade receivables are grouped into customer segments that have similar loss patterns to assess credit risk while other receivables and other financial assets are assessed individually. Historical and forward-looking information is considered to determine the appropriate expected credit loss allowance.
The Group believes there is no further credit risk provision required in excess of the allowance for expected credit losses (see Note 26, ‘Trade and other receivables’).
Credit enhancements
The Group uses credit enhancements including factoring and credit insurance to minimise the credit risk of the trade receivables in the Group. At 31 December 2023, £421 million (2022: £332 million) of trade receivables were insured in order to protect the receivables from loss due to credit risks such as default, insolvency and bankruptcy.
Each Group entity assesses the credit risk of its private customers to determine if credit insurance is required.
Factoring arrangements are managed locally by entities and are used to mitigate risk arising from large credit risk concentrations. All factoring arrangements are non-recourse.
Fair value of financial assets and liabilities excluding lease liabilities
The table on page 225 presents the carrying amounts and the fair values of the Group’s financial assets and liabilities excluding lease liabilities at 31 December 2023 and 31 December 2022.
The fair values of the financial assets and liabilities are included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following methods and assumptions are used to measure the fair values of significant financial instruments carried at fair value on the balance sheet:
–Other investments – equity investments traded in an active market determined by reference to the relevant stock exchange quoted bid price; other equity investments determined by reference to the current market value of similar instruments, recent financing rounds or the discounted cash flows of the underlying net assets
–Trade receivables carried at fair value – based on invoiced amount
–Interest rate swaps, foreign exchange forward contracts, swaps and options – based on the present value of contractual cash ﬂows or option valuation models using market sourced data (exchange rates or interest rates) at the balance sheet date
–Cash equivalents carried at fair value – based on net asset value of the funds
–Contingent consideration for business acquisitions and divestments – based on present values of expected future cash flows.
The following methods and assumptions are used to estimate the fair values of significant financial instruments which are not measured at fair value on the balance sheet:
–Receivables and payables, including put options, carried at amortised cost – approximates to the carrying amount
–Liquid investments – approximates to the carrying amount
–Cash and cash equivalents carried at amortised cost – approximates to the carrying amount
–Long-term loans – based on quoted market prices (a level 1 fair value measurement) in the case of European and US Medium Term Notes; approximates to the carrying amount in the case of other fixed rate borrowings and floating rate bank loans
–Short-term loans, overdrafts and commercial paper – approximates to the carrying amount because of the short maturity of these instruments.

		2023		2022
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	9	9	21	21
Trade and other receivables	b	3,829	3,829	3,789	3,789
Liquid investments		42	42	67	67
Cash and cash equivalents		1,942	1,942	1,324	1,324

Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	931	931	1,153	1,153
Trade and other receivables	a,b	2,541	2,541	2,327	2,327

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	a	2,410	2,410	4,401	4,401
Other non-current assets	a,b	18	18	13	13
Trade and other receivables	a,b	23	23	50	50
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	98	98	165	165
Cash and cash equivalents	a	994	994	2,399	2,399

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	32	32	25	25
Total financial assets		12,869	12,869	15,734	15,734

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(5,348)	(5,233)	(6,322)	(6,035)
– other bonds		(10,456)	(10,762)	(12,017)	(11,930)
– bank loans and overdrafts		(191)	(191)	(447)	(447)
– commercial paper in a designated hedging relationship		(148)	(148)	(443)	(443)
– other commercial paper		(667)	(667)	(748)	(748)
– other borrowings		(1)	(1)	(2)	(2)
Total borrowings excluding lease liabilities	f	(16,811)	(17,002)	(19,979)	(19,605)
Trade and other payables	c	(13,383)	(13,383)	(14,065)	(14,065)
Other provisions	c	(199)	(199)	(63)	(63)
Other non-current liabilities	c	(54)	(54)	(84)	(84)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(6,662)	(6,662)	(7,068)	(7,068)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(78)	(78)	(77)	(77)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(36)	(36)	(106)	(106)
Total financial liabilities excluding lease liabilities		(37,223)	(37,414)	(41,442)	(41,068)

Net financial assets and financial liabilities excluding lease liabilities		(24,354)	(24,545)	(25,708)	(25,334)
The valuation methodology used to measure fair value in the above table is described and categorised on page 224.
Trade and other receivables, Other non-current assets, Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities are reconciled to the relevant Notes on pages 227 to 228.
Fair value of investments in GSK shares
At 31 December 2023, the Employee Share Ownership Plan (ESOP) Trusts held GSK shares with a carrying value of £288 million (2022: £354 million) and a market value of £853 million (2022: £861 million) based on quoted market price. The shares are held by the ESOP Trusts to satisfy future exercises of options and awards under employee incentive schemes. In 2023, the carrying value, which is the lower of cost or expected proceeds, of these shares has been recognised as a deduction from other reserves. At 31 December 2023, GSK held Treasury shares at a cost of £3,447 million (2022: £3,797 million) which has been deducted from retained earnings.
(a) Financial instruments held at fair value
The following tables categorise the Group’s financial assets and liabilities held at fair value by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (Level 1). Where such prices are not available, the asset or liability is classified as Level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as Level 3. Other investments classified as Level 3 in the tables below comprise equity investments in unlisted entities with which the Group has entered into research collaborations and investments which provide access to biotechnology developments of potential interest.

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	741	–	190	931
Trade and other receivables	–	2,541	–	2,541
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	2,204	–	206	2,410
Other non-current assets	–	–	18	18
Trade and other receivables	–	23	–	23
Held for trading derivatives that are not in a designated and effective hedging relationship	–	98	–	98
Cash and cash equivalents	994	–	–	994
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	32	–	32
	3,939	2,694	414	7,047
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(78)	–	(78)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(36)	–	(36)
	–	(114)	(6,662)	(6,776)

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	823	–	330	1,153
Trade and other receivables	–	2,327	–	2,327
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	4,087	–	314	4,401
Other non-current assets	–	–	13	13
Trade and other receivables	–	50	–	50
Held for trading derivatives that are not in a designated and effective hedging relationship	–	165	–	165
Cash and cash equivalents	2,399	–	–	2,399
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	25	–	25
	7,309	2,567	657	10,533
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(7,068)	(7,068)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(77)	–	(77)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(106)	–	(106)
	–	(183)	(7,068)	(7,251)
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2023 £m	2022 £m
At 1 January	(6,411)	(5,657)
Exchange adjustments	–	46
Net losses recognised in the income statement	(863)	(1,627)
Net (losses)/ gains recognised in other comprehensive income	(142)	91
Contingent consideration related to business acquisitions in the period	–	(482)
Settlement of contingent consideration liabilities	1,145	1,137
Additions	57	97
Disposals and settlements	(25)	(16)
Transfers from Level 3	(9)	–
At 31 December	(6,248)	(6,411)
Of the total net losses of £863 million (2022: £1,627 million) attributable to Level 3 financial instruments which were recognised in the income statement, £857 million (2022: £1,623 million) were in respect of financial instruments which were held at the end of the year and were reported in Other operating income/expense. Charges of £934 million (2022: £1,431 million) arose from remeasurement of the contingent consideration payable for the acquisition of the former Shionogi-ViiV Healthcare joint venture. A remeasurement gain of £210 million (2022: £231 million loss) arose from remeasurement of the contingent consideration payable for the acquisition of the Novartis Vaccines business. The acquisition of Affinivax in 2022 resulted in the additon of £482 million of contingent consideration to Level 3 financial liabilities, with charges of £44 million (2022: £17 million) arising on the remeasurement of the contingent consideration liability for the year. There were transfers of £9 million out of Level 3 financial instruments in the year (2022: no transfers into or out of Level 3 financial instruments). Movements arising on the translation of overseas net assets for consolidation into the Group accounts are recorded as exchange adjustments. Net gains and losses include the impact of other exchange movements.
Financial liabilities measured using Level 3 valuation methods at 31 December included £5,718 million (2022: £5,890 million) in respect of contingent consideration payable for the acquisition in 2012 of the former Shionogi-ViiV Healthcare joint venture. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products and movements in certain foreign currencies. A further £424 million (2022: £673 million) is in respect of contingent consideration for the acquisition in 2015 of the Novartis Vaccines business. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products, the achievement of certain milestone targets and movements in certain foreign currencies. As a result of the acquisition of Affinivax in 2022, contingent consideration payable of £516 million (2022: £501 million) is recognised at 31 December. This consideration is expected to be paid over a number of years and will vary in line with the achievement of certain development milestones and movements in the USD/GBP exchange rate. Sensitivity analysis on these balances is provided in Note 33, ‘Contingent consideration liabilities’.
(b) Trade and other receivables and Other non-current assets in scope of IFRS 9
The following table reconciles financial instruments within Trade and other receivables and Other non-current assets which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial assets are predominantly non-interest earning. Non-financial instruments include tax receivables, pension surplus balances and prepayments, which are outside the scope of IFRS 9.

				2023						2022
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non-financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 26)	23	2,541	3,829	6,393	992	7,385	50	2,327	3,789	6,166	887	7,053
Other non-current assets (Note 24)	18	–	9	27	1,557	1,584	13	–	21	34	1,160	1,194
	41	2,541	3,838	6,420	2,549	8,969	63	2,327	3,810	6,200	2,047	8,247
Trade and other receivables include trade receivables of £5,905 million (2022: £5,452 million). The Group has portfolios in each of the three business models under IFRS 9: £23 million (2022: £50 million), measured at FVTPL, is held to sell the contractual cash flows as the receivables will be sold under a factoring arrangement, £2,541 million (2022: £2,327 million), measured at FVTOCI, is held to either collect or sell the contractual cash flows as the receivables may be sold under a factoring agreement, and £3,341 million (2022: £3,075 million), measured at amortised cost, is held to collect the contractual cash flows and there is no factoring agreement in place.
(c) Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities in scope of IFRS 9
The following table reconciles financial instruments within Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial liabilities are predominantly non-interest bearing. Non-financial instruments include payments on account, tax and social security payables and provisions which do not arise from contractual obligations to deliver cash or another financial asset, which are outside the scope of IFRS 9.

			2023					2022
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 29)	–	(13,383)	(13,383)	(2,461)	(15,844)	–	(14,065)	(14,065)	(2,198)	(16,263)
Other provisions (Note 32)	–	(199)	(199)	(1,040)	(1,239)	–	(63)	(63)	(1,121)	(1,184)
Contingent consideration liabilities (Note 33)	(6,662)	–	(6,662)	–	(6,662)	(7,068)	–	(7,068)	–	(7,068)
Other non-current liabilities (Note 34)	–	(54)	(54)	(1,053)	(1,107)	–	(84)	(84)	(815)	(899)
	(6,662)	(13,636)	(20,298)	(4,554)	(24,852)	(7,068)	(14,212)	(21,280)	(4,134)	(25,414)
(d) Derivative financial instruments and hedging programmes
Derivatives are only used for economic hedging purposes and not as speculative investments and are classified as ‘held for trading’, other than designated and effective hedging instruments, and are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period, otherwise they are classified as non-current. The Group has the following derivative financial instruments:

	2023 Fair value		2022 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Current
Cash flow hedges – Foreign exchange contracts (net principal amount – £175 million (2022: £167 million))	–	(2)	5	–
Net investment hedges – Foreign exchange contracts (net principal amount – £12,339 million (2022: £7,197 million))	32	(34)	20	(106)
Derivatives designated and effective as hedging instruments	32	(36)	25	(106)
Current
Foreign exchange contracts (net principal amount – £10,375 million (2022: £5,908 million))	98	(78)	163	(76)
Embedded and other derivatives	–	–	2	(1)
Derivatives classified as held for trading	98	(78)	165	(77)
Total derivative instruments	130	(114)	190	(183)
Fair value hedges
At 31 December 2023 and 31 December 2022, the Group had no designated fair value hedges.
Net investment hedges
At 31 December 2023, certain foreign exchange contracts were designated as net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro), American (USD), Singaporean (SGD), Canadian (CAD) and Japanese (JPY) foreign operations as shown in the table below.
The carrying value of bonds on page 225 included £5,348 million (2022: £6,322 million) that were designated as hedging instruments in net investment hedges.
Cash flow hedges
During 2022 and 2023, the Group entered into forward foreign exchange contracts which have been designated as cash flow hedges. These were entered into to hedge the foreign exchange exposure arising on cash flows from Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term Note programme, and to hedge foreign currency payments due on acquisitions, and collaboration or licensing arrangements.
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps. In addition, the Group carries a balance in reserves that arose from pre-hedging fluctuations in long-term interest rates when pricing bonds issued in prior years and in the current year. The balance is reclassified to finance costs over the life of these bonds.
Foreign exchange risk
In the current year, the Group has designated certain foreign exchange forward contracts and swaps as cash flow and net investment hedges. Foreign exchange derivative financial assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet. The following tables detail the foreign exchange forward contracts and swaps outstanding at the end of the reporting period, as well as information on the related hedged items.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match exactly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
The main source of hedge ineffectiveness in these hedging relationships is the effect of the counterparty and the Group’s own credit risk on the fair value of the foreign exchange forward contracts and swaps, which is not reflected in the fair value of the hedged item attributable to changes in foreign exchange rates. No other sources of ineffectiveness emerged from these hedging relationships. No ineffectiveness was recorded from cash flow hedges in 2023 (2022: £nil). No ineffectiveness was recorded from net investment hedges (2022: £nil).

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.27	USD	145	(1)	(1)
3 to 6 months	–	–	–	–	–
Over 6 months	1.25	USD	35	(1)	(1)
Sell foreign currency:
Less than 3 months	1.16	EUR	(5)	–	–
			175	(2)	(2)

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.15	EUR	9,146	(12)	126
	181.42	JPY	133	(1)	28
	1.27	USD	2,633	8	97
Over 6 months	1.67	CAD	260	2	10
	1.66	SGD	167	1	7
Borrowings:
Less than 3 months		EUR	148	(148)	12
3 to 6 months		–	–	–	–
Over 6 months		JPY	236	(235)	(3)
		EUR	5,127	(5,113)	125
			17,850	(5,498)	402

	2023
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	2	(2)	–
Net investment hedges
Net investment in foreign operations	(402)	(725)	–

	2022
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.23	USD	100	2	2
3 to 6 months	1.16	EUR	50	2	2
Over 6 months	1.15	EUR	24	1	1
Sell foreign currency:
Less than 3 months	1.14	EUR	(7)	–	–
			167	5	5

					2022
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.14	EUR	6,559	(103)	(317)
	160.90	JPY	194	(3)	(9)
3 to 6 months	–	–	–	–	–
Over 6 months	1.57	CAD	270	18	15
	1.59	SGD	174	2	1
Borrowings:
Less than 3 months		EUR	293	(293)	(4)
3 to 6 months		EUR	150	(150)	(3)
Over 6 months		EUR	6,341	(6,322)	(300)
			13,981	(6,851)	(617)

	2022
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(2)	2	–
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(3)	2	–
Net investment hedges			–
Net investment in foreign operations	617	(1,120)	–
£nil (2022: £3 million) of balances in the cash flow hedge reserve arise from hedging relationships for which hedge accounting is no longer applied.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

								2023
			Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(41)	–	Finance income or expense	–	–	Finance income or expense	37	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income or expense	–	–	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	402	–	Finance income or expense	–	7	Other income or expense	–	–

								2022
			Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(5)	–	Finance income or expense	–	–	–	8	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	4	–	Finance income or expense	–	(2)	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	(617)	–	Finance income or expense	–	194	Discontinued Operations (1)	–	–
(1)Reclassified to the Consolidated income statement on the demerger of the Consumer Healthcare business.

Interest rate risk
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps, where at quarterly intervals the difference between fixed contract rates and floating rate interest amounts calculated by reference to the agreed notional principal amounts are exchanged.
There are none of these swaps outstanding at 31 December 2023 or at 31 December 2022.
The only impact on these financial statements of interest rate swaps is where the interest rate risk on an element of future debt issuance has been managed by entering into forward starting interest rate swaps, effectively to lock in the interest rates on the debt in advance. These were closed out at the time of issuing the debt, and the resulting gain or loss held in the Cash flow hedge reserve and reclassified to income statement as the interest payments on the debt impacted the income statement.
Forward starting interest rate swaps
Forward starting interest rate contracts, exchanging floating interest for fixed interest, were designated as cash flow hedges to hedge the interest variability of the interest cash flows associated with future fixed rate debt.
Interest rate swaps
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.
£21 million (2022: £24 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2023
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates: Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense

			2022
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates:
Matured in the past	(23)	–	Finance income or expense	–	3	Finance income or expense
(e) Offsetting of financial assets and liabilities
Financial assets and liabilities are offset and the net amount reported in the balance sheet where there is a legally enforceable right to offset the recognised amounts, and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. There are also arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be offset in certain circumstances, such as bankruptcy or the termination of a contract.
The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2023 and 31 December 2022. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2023	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not set off in the balance sheet £m	Net £m
Financial assets
Trade and other receivables	6,394	(1)	6,393	–	6,393
Derivative financial instruments	130	–	130	(108)	22

Financial liabilities
Trade and other payables	(13,384)	1	(13,383)	–	(13,383)
Derivative financial instruments	(114)	–	(114)	108	(6)

31 December 2022	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	6,166	–	6,166	–	6,166
Derivative financial instruments	190	–	190	(163)	27

Financial liabilities
Trade and other payables	(14,065)	–	(14,065)	–	(14,065)
Derivative financial instruments	(183)	–	(183)	163	(20)
Amounts which do not meet the criteria for offsetting on the balance sheet but could be settled net in certain circumstances principally relate to derivative transactions under ISDA (International Swaps and Derivatives Association) agreements where each party has the option to settle amounts on a net basis in the event of default of the other party. As there is presently not a legally enforceable right of offset, these amounts have not been offset in the balance sheet, but have been presented separately in the table above.
(f) Debt interest rate repricing table
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2023	2022
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(2,657)	(3,785)
Between one and two years	(1,434)	(1,714)
Between two and three years	(1,475)	(1,490)
Between three and four years	(740)	(1,505)
Between four and five years	(2,350)	(748)
Between five and ten years	(3,031)	(4,736)
Greater than ten years	(5,124)	(6,001)
Total	(16,811)	(19,979)
Original issuance profile:
Fixed rate interest	(15,847)	(18,355)
Floating rate interest	(964)	(1,624)
	(16,811)	(19,979)
(g) Sensitivity analysis
The tables below illustrate the estimated impact on the income statement and equity as a result of hypothetical market movements in foreign exchange and interest rates in relation to the Group’s financial instruments. The range of variables chosen for the sensitivity analysis reflects management’s view of changes which are reasonably possible over a one-year period.
Foreign exchange sensitivity
The Group operates internationally and is primarily exposed to foreign exchange risk in relation to Sterling against movements in US Dollar, Euro and Japanese Yen. Foreign exchange risk arises from the translation of financial assets and liabilities which are not in the functional currency of the entity that holds them. Based on the Group’s net financial assets and liabilities as at 31 December, a weakening and strengthening of Sterling against these currencies, with all other variables held constant, is illustrated in the tables below. The tables exclude financial instruments that expose the Group to foreign exchange risk where this risk is fully hedged with another financial instrument.

	2023	2022
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	61	99
15 cent appreciation of the US Dollar	97	155
10 cent appreciation of the Euro	(4)	(7)
15 cent appreciation of the Euro	(7)	(12)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	(1)

	2023	2022
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(52)	(84)
15 cent depreciation of the US Dollar	(76)	(121)
10 cent depreciation of the Euro	4	6
15 cent depreciation of the Euro	5	9
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–
The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) foreign operations and cash flow hedges of its foreign exchange exposure arising on Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term
Note programme.

	2023	2022
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(209)	–
15 cent appreciation of the US Dollar	(327)	–
10 cent appreciation of the Euro	(1,372)	(1,290)
15 cent appreciation in Euro	(2,160)	(2,034)

	2023	2022
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	178	–
15 cent depreciation of the US Dollar	258	–
10 cent depreciation of the Euro	1,152	1,080
15 cent depreciation of the Euro	1,662	1,557
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 30, 'Net debt', adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2023	2022
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent appreciation of the US Dollar	(622)	(999)
15 cent appreciation of the US Dollar	(974)	(1,570)
10 cent appreciation of the Euro	386	11
15 cent appreciation of the Euro	609	17
10 yen appreciation of the Yen	(5)	13
15 yen appreciation of the Yen	(7)	20

	2023	2022
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent depreciation of the US Dollar	531	846
15 cent depreciation of the US Dollar	769	1,222
10 cent depreciation of the Euro	(325)	(9)
15 cent depreciation of the Euro	(468)	(13)
10 yen depreciation of the Yen	4	(12)
15 yen depreciation of the Yen	6	(17)
Interest rate sensitivity
The Group is exposed to interest rate risk on its outstanding borrowings and investments where any changes in interest rates will affect future cash flows or the fair values of financial instruments.
The majority of debt is issued at fixed interest rates and changes in the floating rates of interest do not significantly affect the Group’s net interest charge, although the majority of cash and liquid investments earn floating rates of interest.
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. A 1% (100 basis points) or 1.5% (150 basis points) movement in EUR, USD or Sterling interest rates is not deemed to have a material effect on equity. A 1% (100 basis points) or 1.5% (150 basis points) decrease in EUR, USD or Sterling interest rates would have an equal and opposite impact to that shown below.

	2023	2022
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	41	36
1.5% (150 basis points) increase in Sterling interest rates	62	55
1% (100 basis points) increase in US Dollar interest rates	(34)	(34)
1.5% (150 basis points) increase in US Dollar interest rates	(51)	(51)
1% (100 basis points) increase in Euro interest rates	(9)	(13)
1.5% (150 basis points) increase in Euro interest rates	(13)	(19)
(h) Contractual cash flows for non-derivative financial liabilities and derivative instruments
The following tables provide an analysis of the anticipated contractual cash flows including interest payable for the Group’s non-derivative financial liabilities on an undiscounted basis. For the purpose of this table, debt is defined as all classes of borrowings except for lease liabilities. Interest is calculated based on debt held at 31 December without taking account of future issuance. Floating rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at 31 December.

At 31 December 2023	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,660)	(547)	(156)	(41)	(14,526)	–	(17,930)
Between one and two years	(1,436)	(507)	(214)	(36)	(1,469)	–	(3,662)
Between two and three years	(1,477)	(466)	(134)	(31)	(1,150)	–	(3,258)
Between three and four years	(742)	(449)	(114)	(27)	(1,406)	–	(2,738)
Between four and five years	(2,359)	(399)	(88)	(23)	(940)	–	(3,809)
Between five and ten years	(3,054)	(1,611)	(325)	(75)	(2,037)	–	(7,102)
Greater than ten years	(5,172)	(1,467)	(176)	(21)	(1,043)	–	(7,879)
Gross contractual cash flows	(16,900)	(5,446)	(1,207)	(254)	(22,571)	–	(46,378)

At 31 December 2022	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(3,786)	(594)	(167)	(25)	(15,362)	(19,934)
Between one and two years	(1,717)	(570)	(201)	(22)	(1,097)	(3,607)
Between two and three years	(1,496)	(531)	(127)	(19)	(1,034)	(3,207)
Between three and four years	(1,508)	(489)	(97)	(15)	(1,277)	(3,386)
Between four and five years	(751)	(472)	(80)	(13)	(1,008)	(2,324)
Between five and ten years	(4,765)	(1,810)	(201)	(41)	(2,641)	(9,458)
Greater than ten years	(6,063)	(1,856)	(135)	(11)	(1,134)	(9,199)
Gross contractual cash flows	(20,086)	(6,322)	(1,008)	(146)	(23,553)	(51,115)
The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments excluding equity options which do not give rise to cash flows, and other embedded derivatives, which are not material, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purpose of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

	2023		2022
	Gross cash inflows	Gross cash outflows	Gross cash inflows	Gross cash outflows
	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m
Less than one year	31,961	(31,944)	24,418	(24,410)
Gross contractual cash flows	31,961	(31,944)	24,418	(24,410)